UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/2008

Check here if Amendment [     ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
                                   [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Montag & Caldwell, Inc.
Address:        3455 Peachtree Rd NE
                Suite 1200
                Atlanta, GA 30326

13F File Number:  028-00288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Rebecca M. Keister
Title:          Executive Vice President and Chief Compliance Officer
Phone:          404-836-7141
Signature, Place, and Date of Signing

Rebecca M. Keister, Atlanta, GA  May 1, 2008


Report Type (Check only one.):

[     ]     13F HOLDINGS REPORT.

[     ]     13F NOTICE.

[  X  ]     13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

13F File Number                  Name
-------------------------------  ----------------------------------
028-01190                        FRANK RUSSELL CO




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 76

Form 13F Information Table Value Total: 13,539,660  (x 1,000)



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100   455117 8252355.000SH     SOLE              6924541.000       1327814.000
                                                             47462 860600.000SH      OTHER               69000.000        791600.000
Allergan Inc                   COM              018490102   375376 6656777.000SH     SOLE              5586282.000       1070495.000
                                                             40082 710800.000SH      OTHER               55700.000        655100.000
American Int'l Group           COM              026874107      341 7890.000 SH       SOLE                 7890.000
Apple Inc                      COM              037833100   498472 3473671.000SH     SOLE              2911776.000        561895.000
                                                             52277 364300.000SH      OTHER               29300.000        335000.000
Berkshire Hathaway Inc-Cl A    COM              084670108      800    6.000 SH       SOLE                    6.000
CVS Caremark Corp              COM              126650100   537162 13259975.000SH    SOLE             11135064.000       2124911.000
                                                             55665 1374100.000SH     OTHER              111200.000       1262900.000
Cameron Int'l                  COM              13342B105   252253 6057935.000SH     SOLE              5078195.000        979740.000
                                                             26483 636000.000SH      OTHER               51000.000        585000.000
Caterpillar Inc                COM              149123101      274 3500.000 SH       SOLE                 3500.000
Cisco Systems Inc              COM              17275R102     1402 58200.000SH       SOLE                 4000.000         54200.000
Coca-Cola Co                   COM              191216100   623701 10246444.000SH    SOLE              8592429.000       1654015.000
                                                             67511 1109100.000SH     OTHER               86600.000       1022500.000
Colgate-Palmolive Co           COM              194162103   213858 2744938.000SH     SOLE              2299133.000        445805.000
                                                             23131 296900.000SH      OTHER               23200.000        273700.000
ConocoPhillips                 COM              20825C104      335 4400.000 SH       SOLE                 4400.000
Costco Wholesale Corp          COM              22160K105   383468 5902240.000SH     SOLE              4952176.000        950064.000
                                                             39937 614700.000SH      OTHER               49600.000        565100.000
Devon Energy Corp              COM              25179M103   399011 3824513.000SH     SOLE              3207283.000        617230.000
                                                             42994 412100.000SH      OTHER               32100.000        380000.000
Electronic Arts Inc            COM              285512109   297810 5965727.000SH     SOLE              4984972.000        980755.000
                                                             30701 615000.000SH      OTHER               50000.000        565000.000
Emerson Elec Co                COM              291011104   542466 10541509.000SH    SOLE              8838995.000       1702514.000
                                                             56025 1088700.000SH     OTHER               88700.000       1000000.000
Exxon Mobil Corp               COM              30231G102     1385 16378.000SH       SOLE                16378.000
Fluor Corp                     COM              343412102   369521 2617745.000SH     SOLE              2198415.000        419330.000
                                                             37661 266800.000SH      OTHER               21800.000        245000.000
Genentech, Inc.                COM              368710406      304 3750.000 SH       SOLE                 3750.000
General Electric Co            COM              369604103   419241 11327782.000SH    SOLE              9500790.000       1826992.000
                                                             43305 1170100.000SH     OTHER               95100.000       1075000.000
Gilead Sciences Inc            COM              375558103   356856 6925211.000SH     SOLE              5814108.000       1111103.000
                                                             38457 746300.000SH      OTHER               58000.000        688300.000
Google Inc Cl A                COM              38259P508   470026 1067101.000SH     SOLE               894440.000        172661.000
                                                             49535 112460.000SH      OTHER                8960.000        103500.000
Halliburton Co                 COM              406216101   394283 10024999.000SH    SOLE              8410598.000       1614401.000
                                                             40286 1024300.000SH     OTHER               84300.000        940000.000
Hewlett Packard Co             COM              428236103   477168 10450456.000SH    SOLE              8758205.000       1692251.000
                                                             49436 1082700.000SH     OTHER               87700.000        995000.000
International Business Machine COM              459200101      587 5100.000 SH       SOLE                 5100.000
Jacobs Engr Group Del          COM              469814107      249 3390.000 SH       SOLE                 3390.000
Johnson & Johnson              COM              478160104     1375 21194.000SH       SOLE                21194.000
Juniper Networks, Inc.         COM              48203R104   251808 10072319.000SH    SOLE              8440669.000       1631650.000
                                                             21130 845200.000SH      OTHER               85200.000        760000.000
MEMC Electronic Materials, Inc COM              552715104    46468 655400.000SH      SOLE               563800.000         91600.000
                                                             17371 245000.000SH      OTHER                                245000.000
McDonald's Corp                COM              580135101   377696 6772371.000SH     SOLE              5685783.000       1086588.000
                                                             40634 728600.000SH      OTHER               56700.000        671900.000
Medtronic Inc                  COM              585055106     1158 23950.000SH       SOLE                10950.000         13000.000
Merck & Co Inc                 COM              589331107   402381 10602927.000SH    SOLE              8926247.000       1676680.000
                                                             42671 1124400.000SH     OTHER               89400.000       1035000.000
Microsoft Corp                 COM              594918104     1442 50830.000SH       SOLE                50830.000             0.000
Nike Inc Class B               COM              654106103   373329 5490131.000SH     SOLE              4598139.000        891992.000
                                                             39460 580300.000SH      OTHER               46500.000        533800.000
Nokia Corp Sponsored ADR       COM              654902204      509 16000.000SH       SOLE                16000.000
Novartis A G Sponsored ADR     COM              66987V109      820 16000.000SH       SOLE                 1500.000         14500.000
Occidental Petroleum Corp.     COM              674599105   296062 4046224.000SH     SOLE              3392609.000        653615.000
                                                             31024 424000.000SH      OTHER               34000.000        390000.000
Pepsico Inc                    COM              713448108   506026 7008669.000SH     SOLE              5875682.000       1132987.000
                                                             52583 728300.000SH      OTHER               58800.000        669500.000
Procter & Gamble Co            COM              742718109   595542 8499243.000SH     SOLE              7125385.000       1373858.000
                                                             62366 890055.000SH      OTHER               71555.000        818500.000
Qualcomm Inc                   COM              747525103   552381 13472714.000SH    SOLE             11295466.000       2177248.000
                                                             57945 1413300.000SH     OTHER              113300.000       1300000.000
Research In Motion             COM              760975102   444575 3961290.000SH     SOLE              3362233.000        599057.000
                                                             46878 417700.000SH      OTHER               33500.000        384200.000
Schering Plough Corp           COM              806605101   261125 18121056.000SH    SOLE             15177126.000       2943930.000
                                                             27904 1936400.000SH     OTHER              153300.000       1783100.000
Schlumberger                   COM              806857108   592664 6812233.000SH     SOLE              5716153.000       1096080.000
                                                             67103 771300.000SH      OTHER               57200.000        714100.000
Smith Int'l                    COM              832110100      803 12505.000SH       SOLE                11405.000          1100.000
State Street Corp              COM              857477103      442 5600.000 SH       SOLE                 5600.000
Stryker Corp                   COM              863667101   465681 7158820.000SH     SOLE              6003627.000       1155193.000
                                                             47890 736200.000SH      OTHER               60200.000        676000.000